Financial instruments risk management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of Classification of Financial Assets and Liabilities
Financial assets:

	Fair value through profit or loss		Amortized cost
	2022	2021	2022	2021
	NIS in thousands
Cash and cash equivalents	-	-	150,607	195,718
Financial assets at fair value through profit or loss	160,875	185,146	-	-
Trade and other receivables	-	-	170,794	138,956
Total financial assets	160,875	185,146	321,401	334,674
Financial liabilities:

	Fair value through profit or loss		Amortized cost
	2022	2021	2022	2021
	NIS in thousands
Trade payables	-	-	24,842	20,386
Financial liabilities at fair value through profit or loss	-	13,960	-	-
Total financial liabilities	-	13,960	24,842	20,386

Schedule of Classification of Financial Instruments by Fair Value Hierarchy

	Level 1		Level 2		Level 3
	2022	2021	2022	2021	2022	2021
	NIS in thousands
Financial assets at fair value through profit or loss	116,762	154,090	-	-	44,113	31,056
Financial liabilities at fair value through profit or loss	-	-	-	-	-	13,960

Schedule of Reconciliation of Opening and Closing Fair Value

Financial assets at fair value through profit or loss:	Level 1	Level 3
	NIS in thousands
January 1, 2022	154,090	31,056
Purchases	6,274	-
Disposals	(39,798)	-
Gain (Loss)	(3,804)	13,057
December 31, 2022	116,762	44,113

Financial liabilities at fair value through profit or loss:	Level 1	Level 3
	NIS in thousands
January 1, 2022	-	(13,960)
Gain	-	13,960
December 31, 2022	-	-

Schedule of Exchange rate risk
	2022	2021
Net foreign currency financial assets/(liabilities)	NIS in thousands
USD	26,939	22,614
EURO	(6,399)	(1,834)
Total net exposure	20,540	20,780

Schedule of Sensitivity Analysis
	USD		EURO
	2022	2021	2022	2021
	NIS in thousands
10% increase	2,694	2,496	640	17,172
10% decrease	(2,694)	(2,587)	(640)	(20,353)